Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	59 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000228450 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	40.21%		12.52%
C000252239 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.07%	20.32%
Solactive GBS United States 1000 Net Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%		12.52%
Solactive GBS Global Markets All Cap USD Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.05%	23.62%